UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK MONEY MARKET FUND -  1ST QUARTER REPORT - PERIOD ENDED
JUNE 30, 2006

[LOGO OF USAA]
   USAA(R)

                                  USAA NEW YORK
                                     MONEY MARKET Fund

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
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         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Citibank, N.A., Deutsche Postbank, Morgan Stanley, or Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Security Assurance Inc., Financial Guaranty Insurance Co., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              CSD     Central School District

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

              MLO     Municipal Lease Obligation

              MTA     Metropolitan Transportation Authority

              PUTTER  Puttable Tax-Exempt Receipts

              RB      Revenue Bond

              ROC     Reset Option Certificates

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                         COUPON         FINAL
   AMOUNT    SECURITY                                                                               RATE      MATURITY     VALUE
--------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (97.1%)

             NEW YORK (90.6%)
             Chautauqua County IDA RB,
   $2,510       Series 2000A (LOC - PNC Bank, N.A.)                                                 4.02%    8/01/2030   $ 2,510
    5,000       Series 2001A (LOC - PNC Bank, N.A.)                                                 4.02    12/01/2031     5,000
    2,780    Cohoes IDA RB, Series 2003 (LOC - Key Bank, N.A.)                                      4.00     9/01/2033     2,780
             Dormitory Auth. RB,
    3,710       Series 1993 (Oxford Univ. Press) (LOC - Landesbank Hessen-Thuringen)                4.00     7/01/2023     3,710
    3,100       Series 2005 (LOC - JPMorgan Chase Bank, N.A.)                                       3.97     7/01/2029     3,100
    2,525    Dutchess County IDA RB, Series 1997 (LOC - Bank of New York)                           4.01    10/01/2017     2,525
    3,695    Environmental Facilities Corp. RB, Series 2001C, ROC Trust II-R, Series 533 (LIQ)(a)   4.01     6/15/2031     3,695
    4,500    Housing Finance Agency RB, Series 2004A (LOC - Bank of New York)                       3.95    11/01/2037     4,500
    1,575    Lancaster IDA RB, Series 2000 (LOC - Manufacturers & Traders Trust Co.)                4.02    11/01/2032     1,575
    2,000    Long Island Power Auth. RB, Series 3A (LOC - JPMorgan Chase Bank, N.A.,
                Landesbank Baden - Wurttemberg)                                                     3.95     5/01/2033     2,000
    1,700    Monroe County IDA Civic Facility RB, Series 2004 (LOC - Manufacturers &  Traders
                Trust Co.)                                                                          4.03    12/01/2034     1,700
    1,100    MTA RB, Series 2002A, Floater Certificates, Series 2006-1341 (LIQ)(INS)(a)             3.99    11/15/2030     1,100
    2,800    MTA Transit Facilities RB, Series 1999A, MERLOT, Series 2000F (LIQ)(INS)(a)            4.00     7/01/2029     2,800
    1,500    Nassau County IDA Civic Facility RB, Series 2005 (LOC - Comerica Bank, N.A.)           3.98    12/01/2036     1,500
    4,200    New York City GO, Fiscal 1996 Series J-2 (LOC - WestLB AG)                             3.95     2/15/2016     4,200
             New York City IDA Civic Facility RB,
    1,250       Series 2001 (LOC - Manufacturers & Traders Trust Co.)                               4.03    12/01/2027     1,250
    2,000       Series 2002 (LOC - Allied Irish Banks plc)                                          3.99     4/01/2032     2,000
    2,000       Series 2004 (LOC - Allied Irish Banks plc)                                          3.98    12/01/2036     2,000
    1,565    New York City IDA Civic Facility RB (MLO), Series 2002 (LOC - Allied Irish Banks plc)  3.98    12/01/2034     1,565
    4,000    New York City Municipal Water Finance Auth. RB, Series 2006A, PUTTER,
                Series 1263 (LIQ)(INS)(a)                                                           4.03     6/15/2013     4,000
    3,000    New York City Transitional Finance Auth. RB, Series 2006 A-1, Floater Cerificates,
                Series 2006-1401 (LIQ)(a)                                                           3.99    11/01/2029     3,000
    3,300    New York Thruway Auth. Second General Highway and Bridge Trust Fund RB,
                Series 2005B, ROC Trust 11-R, Series 545 (LIQ)(INS)(a)                              4.01     4/01/2025     3,300
    3,475    Oneida County IDA RB, Series 2005 (LOC - Manufacturers & Traders Trust Co.)            4.02     6/01/2030     3,475
      980    Suffolk County IDA RB, Series 1992 (LOC - Citibank, N.A.)                              4.02    12/01/2012       980
    4,000    Syracuse IDA RB, Series 1998 (LOC - Manufacturers & Traders Trust Co.)                 4.00     1/01/2023     4,000
    3,400    Triborough Bridge and Tunnel Auth. RB, Series 2002E, ABN AMRO MuniTops
                Certificates Trust, Series 2002-31 (LIQ)(INS)(a)                                    4.00    11/15/2010     3,400
    2,500    Urban Development Corp. RB, Series C, MERLOT, Series 2000N (LIQ)(INS)(a)               4.00     1/01/2029     2,500
             Westchester County IDA RB,
    1,055       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                       4.20    10/01/2028     1,055
    1,225       Series 2002 (LOC - Allied Irish Banks plc)                                          3.98    12/01/2032     1,225

             PUERTO RICO (6.5%)
    1,500    Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                Series 2000EE (LIQ)(INS)(a)                                                         3.98     7/01/2029     1,500
    3,987    Industrial, Tourist, Educational, Medical and Environmental Control RB,
                Series 1998 (LOC - Banco Santander Puerto Rico)                                     4.03    10/01/2021     3,987
                                                                                                                         -------
             Total variable-rate demand notes (cost: $81,932)                                                             81,932
                                                                                                                         -------
             PUT BONDS (2.9%)

             NEW YORK
    2,400    Environmental Quality 1986 GO, Series 1998G (LOC - WestLB AG) (cost: $2,400)           2.95    11/30/2018     2,400
                                                                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                         COUPON         FINAL
   AMOUNT    SECURITY                                                                               RATE      MATURITY     VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (2.3%)

             NEW YORK
   $  180    Brasher Falls CSD GO, Series 2006 (INS)                                                3.88%    6/15/2007   $   181
      100    New York City GO, Fiscal 1995 Series D (INS)                                           6.20     2/01/2007       101
      700    New York City Transitional Finance Auth. RB, Fiscal 2004 Series D, Subseries D-1       4.00    11/01/2006       701
      135    State Environmental Facilities Corp. RB, Series 1999B                                  4.75    10/15/2006       136
      250    Spencerport CSD GO, Series 2006 (INS)                                                  4.00     6/15/2007       251
      580    William Floyd Union Free School District GO, Serial Bonds 2006 (INS)                   4.20     6/15/2007       583
                                                                                                                         -------
             Total fixed-rate instruments (cost: $1,953)                                                                   1,953
                                                                                                                         -------

             TOTAL INVESTMENTS (COST: $86,285)                                                                           $86,285
                                                                                                                         =======

4

 N O T E S
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           to Portfolio of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
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         USAA Tax Exempt Fund, Inc. (the Company), registered under the
         Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA New York Money Market Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $84,360,000 at June 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors unless otherwise noted as illiquid.

                DIRECTORS    Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker

           ADMINISTRATOR,    USAA Investment Management Company
      INVESTMENT ADVISER,    P.O. Box 659453
             UNDERWRITER,    San Antonio, Texas 78265-9825
          AND DISTRIBUTOR

           TRANSFER AGENT    USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

                CUSTODIAN    State Street Bank and Trust Company
           AND ACCOUNTING    P.O. Box 1713
                    AGENT    Boston, Massachusetts 02105

              INDEPENDENT    Ernst & Young LLP
        REGISTERED PUBLIC    100 West Houston St., Suite 1800
          ACCOUNTING FIRM    San Antonio, Texas 78205

                TELEPHONE    Call toll free - Central time
         ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.

           FOR ADDITIONAL    (800) 531-8181
        INFORMATION ABOUT    For account servicing, exchanges,
             MUTUAL FUNDS    or redemptions (800) 531-8448

          RECORDED MUTUAL    24-hour service (from any phone)
        FUND PRICE QUOTES    (800) 531-8066

        USAA SELF-SERVICE    For account balance, last transaction, fund
         TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                             (800) 531-8777

          INTERNET ACCESS    USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

               [LOGO OF USAA] WE KNOW WHAT IS MEANS TO SERVE.(R)
                    USAA      ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48505-0806                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.